CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 56,547	$ 50,344	$ 39,500
Other comprehensive income (loss), net of tax:
Unrealized gain (losses) in respect of derivative financial instruments designated for cash flow hedge	299	(299)	0
Foreign currency translation adjustments	(12,312)	808	(4,621)
Other comprehensive income (loss), net of tax	(12,013)	509	(4,621)
Comprehensive income	44,534	50,853	34,879
Less: comprehensive income attributable to non-controlling interests	(2,738)	(2,018)	(1,719)
Comprehensive income attributable to the Company	$ 41,796	$ 48,835	$ 33,160